Earnings per share - Weighted average shares (Details) shares in Millions, Options in Millions	12 Months Ended
	Dec. 31, 2020 Options shares	Dec. 31, 2019 Options shares	Dec. 31, 2018 Options shares
Weighted average number of shares for calculating earnings per share
Weighted average number of shares for calculation of basic earnings per share	2,597	2,587	2,575
Shares under option at end of year | Options	2	4	5
Shares that would have been issued at fair value on assumed option price at end of year	(2)	(4)	(4)
Weighted average number of shares for calculation of diluted earnings per share	2,597	2,587	2,576